UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011
Corporate Bonds - 65.1% (1)	Principal Amount/Shares	Fair Value
Crude/Refined Products Pipelines - 1.9% (1)
Canada - 1.9% (1)
Gibson Energy ULC/GEP Midstream Finance Corp., 10.000%, 01/15/2018	$3,250,000	$3,396,250

Natural Gas/Natural Gas Liquids Pipelines - 18.5% (1)
Canada - 3.4% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	6,098,358
United States - 15.1% (1)
El Paso Corp., 6.500%, 09/15/2020 (2)	4,000,000	4,258,784
El Paso Corp., 7.000%, 06/15/2017	1,000,000	1,117,219
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2)	1,500,000	1,571,618
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,631,176
NGPL PipeCo LLC, 7.119%, 12/15/2017 (2)	4,000,000	4,497,776
Southern Star Central Corp., 6.750%, 03/01/2016	2,745,000	2,799,900
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2)	2,000,000	2,161,278
Southern Union Co., 7.600%, 02/01/2024	3,500,000	3,860,440
		32,996,549
Natural Gas Gathering/Processing - 5.3% (1)
United States - 5.3% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2)	4,000,000	5,178,344
Enogex LLC, 6.250%, 03/15/2020 (2)	4,000,000	4,295,432
		9,473,776
Oil and Gas Exploration and Production - 5.3% (1)
United States - 5.3% (1)
Chesapeake Energy Corp., 7.250%, 12/15/2018	2,000,000	2,205,000
Encore Acquisition Co., 9.500%, 05/01/2016	1,500,000	1,695,000
Newfield Exploration Co., 7.125%, 05/15/2018	1,000,000	1,067,500
Pioneer Natural Resources Co., 6.875%, 05/01/2018	1,000,000	1,085,681
Plains Exploration & Production Co., 10.000%, 03/01/2016	3,000,000	3,405,000
		9,458,181
Oilfield Services - 2.0% (1)
United States - 2.0% (1)
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,660,000

Power/Utility - 30.2% (1)
United States - 30.2% (1)
Ameren Illinois Power Co., 9.750%, 11/15/2018	2,000,000	2,576,394
CenterPoint Energy, Inc., 6.500%, 05/01/2018	4,000,000	4,507,244
CMS Energy Corp., 8.750%, 06/15/2019	4,185,000	5,013,584
Dominion Resources, Inc., 8.375%, 06/15/2064	183,000	5,279,550
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	1,023,855
Integrys Energy Group, Inc., 6.110%, 12/01/2066	3,750,000	3,646,875
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	4,000,000	4,340,000
North American Energy Alliance LLC, 10.875%, 06/01/2016 (2)	2,800,000	3,164,000
NRG Energy, Inc., 8.500%, 06/15/2019	6,000,000	6,390,000
PPL Capital Funding, Inc., 6.700%, 03/30/2067	6,000,000	5,895,000
Sierra Pacific Resources, 6.750%, 08/15/2017	3,000,000	3,073,437
Source Gas, LLC, 5.900%, 04/01/2017 (2)	5,770,000	5,701,210
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,445,687
		54,056,836
Refining - 1.9% (1)
United States - 1.9% (1)
Holly Corp., 9.875%, 06/15/2017	3,000,000	3,337,500

Total Corporate Bonds (Cost $107,123,432)		116,379,092

Master Limited Partnerships and Related Companies - 52.2% (1)

Crude/Refined Products Pipelines - 26.4% (1)
United States - 26.4% (1)
Buckeye Partners, L.P.	25,300	$1,639,946
Enbridge Energy Management, L.L.C. (3) (4)	284,098	18,994,802
Holly Energy Partners, L.P.	27,549	1,643,298
Kinder Morgan Management, LLC (3)	275,496	18,075,293
Magellan Midstream Partners, L.P.	19,400	1,172,536
NuStar Energy L.P.	32,600	2,286,890
Plains All American Pipeline, L.P.	16,500	1,080,255
Sunoco Logistics Partners L.P.	26,481	2,343,304
		47,236,324
Natural Gas/Natural Gas Liquids Pipelines - 13.2% (1)
United States - 13.2% (1)
Boardwalk Pipeline Partners, LP	120,000	3,985,200
Duncan Energy Partners L.P.	101,700	4,142,241
Energy Transfer Equity, L.P.	27,809	1,117,644
Energy Transfer Partners, L.P.	107,700	5,905,191
Enterprise Products Partners L.P.	33,600	1,464,960
Niska Gas Storage Partners LLC	6,866	139,036
ONEOK Partners, L.P.	66,600	5,537,790
Williams Partners, L.P.	23,932	1,241,113
		23,533,175
Natural Gas Gathering/Processing - 8.0% (1)
United States - 8.0% (1)
Copano Energy, L.L.C.	93,200	3,374,772
DCP Midstream Partners, LP	85,200	3,600,552
MarkWest Energy Partners, L.P.	56,700	2,545,830
Regency Energy Partners, L.P.	10,600	294,362
Targa Resources Partners L.P.	132,417	4,535,282
		14,350,798
Propane Distribution - 4.6% (1)
United States - 4.6% (1)
Inergy, L.P.	197,500	8,192,300

Total Master Limited Partnerships and Related Companies (Cost $53,211,808)		93,312,597

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.01% (5) (Cost $37,166)	37,166	$37,166

Total Investments - 117.3% (1) (Cost $160,372,406)		209,728,855

Long-Term Debt Obligations - (11.2%) (1)		(20,000,000)

Interest Rate Swap Contracts - (0.4%) (1)

$27,000,000 notional - Unrealized Depreciation		(683,459)
Other Assets and Liabilities - (5.7%) (1)		(10,312,985)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$178,732,411

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $41,799,618, which represents 23.4% of net assets.
(3) Security distributions are paid-in-kind.
(4)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(5) Rate indicated is the current yield as of February 28, 2011.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2011.  These assets and liabilities are measured on a recurring basis.

	Fair Value at
Description	February 28, 2011	Level 1	Level 2	Level 3
Assets Debt Securities:
Corporate Bonds(a)	$116,379,092	$5,279,550	$111,099,542	$-
Total Debt Securities	116,379,092	5,279,550	111,099,542	-
Equity Securities:
Master Limited Partnerships and Related Companies(a)	93,312,597	93,312,597	-	-
Total Equity Securities	93,312,597	93,312,597	-	-
Other:
Short-Term Investment(b)	37,166	37,166	-	-
Total Other	37,166	37,166	-	-
Total Assets	$209,728,855	$98,629,313	$111,099,542	$-
Liabilities Interest Rate Swap Contracts	$683,459	$-	$683,459	$-
Total	$209,045,396	$98,629,313	$110,416,083	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2011.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 assets.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2010 through February 28, 2011.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at February 28, 2011.

Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets

DCP Midstream LLC,
9.750%, 03/15/2019	$4,000,000	08/07/09-08/27/09	$ 4,769,350	$ 5,178,344	2.9%
El Paso Corp.,
6.500%, 09/15/2020	4,000,000	09/24/10	4,000,000	4,258,784	2.4
Enogex LLC,
6.250%, 03/15/2020	4,000,000	02/26/10-04/22/10	4,118,593	4,295,432	2.4
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020	1,500,000	07/08/10-01/04/11	1,551,220	1,571,618	0.9
IPALCO Enterprises, Inc.,
7.250%, 04/01/2016	4,000,000	11/03/09-01/04/11	4,165,000	4,340,000	2.4
Midcontinent Express Pipelines, LLC,
6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,631,176	3.7
NGPL PipeCo, LLC,
7.119%, 12/15/2017	4,000,000	07/29/10-09/28/10	4,280,000	4,497,776	2.5
North American Energy Alliance LLC,
10.875%, 06/01/2016	2,800,000	09/24/09-10/08/09	2,895,000	3,164,000	1.8
Source Gas, LLC,
5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	5,701,210	3.2
Southern Star Central Gas Pipeline, Inc.,
6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,161,278	1.2
			$ 39,349,254	$ 41,799,618	23.4%

As of February 28, 2011, the aggregate cost of securities for federal income tax purposes was $158,312,624.  The aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,416,231, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0 and the net unrealized appreciation was $51,416,231.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 20, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer